SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Schedule of Major Customer Concentration (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Concentration percentage	24.00%	50.00%	32.00%
Customer [Member] | Sales [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration percentage	6.00%	4.00%	6.00%
Customer [Member] | Sales [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration percentage	12.00%	11.00%	5.00%
Customer [Member] | Sales [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration percentage	0.00%	10.00%	13.00%
Customer [Member] | Sales [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration percentage	6.00%	4.00%	8.00%
Customer [Member] | Sales [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration percentage	0.00%	21.00%	0.00%